Profits Interest Awards - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit Interest Units [Line Items]
Profits interest compensation expense	$ 19,517	$ 29,271	$ 19,517	$ 19,517	$ 885	$ 3,452
Profit sharing plan, Class B Shares, vesting period				Three years
Distributions received				20,110	292	3,452
Class B Shares [Member]
Profit Interest Units [Line Items]
Profits interest compensation expense		8,902	19,517
Incremental non cash compensation expense		$ 20,369